MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS - 1.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills - 1.6% (a)
U.S. Treasury Bills (Cost $4,994,162)	0.662%	08/04/22	$ 5,000,000	$ 4,991,348

COMMON STOCKS - 79.5%			Shares	Value
Consumer Discretionary - 34.5%
Consumer Services - 3.7%
Strategic Education, Inc.			172,770	$ 11,371,722

Home Construction - 2.3%
NVR, Inc. (b)			1,574	7,005,276

Leisure Facilities & Services - 3.5%
Domino's Pizza, Inc.			29,549	10,731,310

Retail - Discretionary - 25.0%
AutoZone, Inc. (b)			13,811	28,445,826
O'Reilly Automotive, Inc. (b)			25,142	16,019,728
Ross Stores, Inc.			204,977	17,427,145
TJX Companies, Inc. (The)			230,209	14,634,386
				76,527,085
Financials - 17.4%
Institutional Financial Services - 5.4%
Goldman Sachs Group, Inc. (The)			50,204	16,409,177

Insurance - 12.0%
Arch Capital Group Ltd. (b)			521,137	24,733,162
Progressive Corporation (The)			101,650	12,134,977
				36,868,139
Industrials - 14.6%
Industrial Support Services - 2.9%
Fastenal Company			165,902	8,885,711

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.5% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Transportation & Logistics - 6.4%
Expeditors International of Washington, Inc.	123,957	$ 13,491,480
Union Pacific Corporation	28,633	6,292,961
		19,784,441
Transportation Equipment - 5.3%
Cummins, Inc.	77,648	16,237,750

Technology - 13.0%
Technology Services - 13.0%
Mastercard, Inc. - Class A	44,585	15,955,634
Moody's Corporation	32,188	9,706,935
Visa, Inc. - Class A	66,981	14,211,359
		39,873,928

Total Common Stocks (Cost $192,811,200)		$ 243,694,539

MONEY MARKET FUNDS - 18.6%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 0.64% (c)	17,535,001	$ 17,535,001
Vanguard Treasury Money Market Fund - Investor Shares, 0.65% (c)	39,498,459	39,498,459
Total Money Market Funds (Cost $57,033,460)		$ 57,033,460

Investments at Value - 99.7% (Cost $254,838,822)		$ 305,719,347

Other Assets in Excess of Liabilities - 0.3%		961,460

Net Assets - 100.0%		$ 306,680,807

(a)	Rate shown is the annualized yield at the time of purchase.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2022.